As filed with the U.S. Securities and Exchange Commission on January 31, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

SHP ETF Trust
(Exact name of registrant as specified in charter)

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

14785 Preston Road, Suite 1000

Dallas, TX 75254
(Name and address of agent for service)

(914) 443-5008

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
November 30, 2022 (Unaudited)

SHP ETF Trust
•FIS Biblically Responsible Risk Managed ETF	| PRAY	| NYSE Arca
•FIS Knights of Columbus Global Belief ETF	| KOCG	| NYSE Arca

SHP ETF Trust

1

Portfolio Allocations by Sector and Country	FIS Biblically Responsible Risk Managed ETF
November 30, 2022

Portfolio Allocations by Sector and Country (Unaudited)	FIS Biblically Responsible Risk Managed ETF
November 30, 2022

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Information Technology	18.0%
Industrials	14.6%
Health Care	13.0%
Financials	12.3%
Consumer Discretionary	11.1%
Consumer Staples	8.2%
Communication Services	4.3%
Energy	4.3%
Materials	3.7%
Construction Materials	1.7%
Real Estate	1.0%
Money Market Fund and Other Assets and Liabilities	7.8%
Total	100.0%

ALLOCATION BY COUNTRY
Country	Percentage of Total Net Assets
United States	71.7%
Canada	4.6%
Switzerland	3.9%
United Kingdom	3.7%
Israel	2.7%
France	2.3%
Netherlands	2.0%
Hong Kong	1.8%
India	1.8%
Ireland	1.6%
Luxembourg	1.1%
Japan	1.1%
Taiwan, Providence of China	0.7%
Sweden	0.6%
Other(1)	0.4%
Total	100.0%

(1)Includes cash and net other assets (liabilities).

2

Portfolio Allocations by Sector and Country	FIS Knights of Columbus Global Belief ETF
November 30, 2022

Portfolio Allocations by Sector and Country (Unaudited)	FIS Knights of Columbus Global Belief ETF
November 30, 2022

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Information Technology	20.5%
Financials	14.0%
Consumer Discretionary	12.1%
Health Care	9.6%
Industrials	8.8%
Consumer Staples	8.0%
Communication Services	7.2%
Energy	6.4%
Materials	5.1%
Utilities	2.7%
Real Estate	2.2%
Money Market Fund and Other Assets and Liabilities	3.4%
Total	100.0%

ALLOCATION BY COUNTRY
Country	Percentage of Total Net Assets
United States	54.8%
Japan	7.3%
Canada	5.0%
France	4.5%
Switzerland	3.1%
Cayman Islands	2.6%
United Kingdom	2.6%
Ireland	2.6%
Norway	2.0%
Australia	2.0%
Netherlands	1.4%
Taiwan, Province of China	1.4%
India	1.3%
Singapore	1.2%
Germany	1.1%
South Africa	1.0%
Sweden	0.9%
Brazil	0.9%
Spain	0.9%
South Korea	0.9%
Denmark	0.8%
Hong Kong	0.8%
China	0.6%
Other(1)	0.3%
Total	100.0%

(1)Includes cash and net other assets (liabilities).

Schedule of Investments	FIS Biblically Responsible Risk Managed ETF
November 30, 2022 (Unaudited)

The accompanying notes are an integral part of these financial statements.
3

Investments	Number of Shares	Value
COMMON STOCKS — 92.2%
Automobiles — 1.1%
Toyota Motor Corp. - SP-ADR	1,615	$238,519

Banks — 6.2%
First Republic Bank	2,375	303,074
HDFC Bank Ltd. - ADR	5,395	380,725
KeyCorp	20,140	378,833
Signature Bank	1,152	160,704
SVB Financial Group*	515	119,367
		1,342,703
Beverages — 1.4%
PepsiCo, Inc.	1,675	310,729

Capital Markets — 3.3%
Brookfield Asset Management Inc., Class A	5,725	269,934
FactSet Research Systems Inc.	950	438,225
		708,159
Chemicals — 1.7%
Valvoline, Inc.	11,157	367,958

Commercial Services & Supplies — 2.9%
GFL Environmental Inc.	15,585	451,498
Republic Services, Inc.	1,335	185,952
		637,450
Construction Materials — 1.7%
Holcim Ltd. - ADR*	35,220	362,766

Containers & Packaging — 2.0%
Graphic Packaging Holding Co.	19,000	436,620

Diversified Telecommunication Services — 3.6%
Cogent Communications Holdings, Inc.	6,175	358,459
Orange SA - SP-ADR	19,855	202,322
Verizon Communications Inc.	5,955	232,126
		792,907
Energy Equipment & Services — 3.1%
SBM Offshore NV	27,445	429,676
Tenaris SA	6,965	240,083
		669,759
Food & Staples Retailing — 3.4%
Casey’s General Stores, Inc.	1,900	461,738
Kroger Co. (The)	5,582	274,579
		736,317
Food Products — 1.0%
Nestle SA - SP-ADR	1,805	214,777

Investments	Number of Shares	Value
Health Care Equipment & Supplies — 4.8%
Edwards Lifesciences Corp.*	3,135	$242,179
Medtronic plc	4,370	345,405
Zimmer Biomet Holdings, Inc.	3,705	444,970
		1,032,554
Health Care Providers & Services — 4.5%
Chemed Corp.	855	444,600
Humana Inc.	950	522,405
		967,005
Hotels, Restaurants & Leisure — 2.8%
Booking Holdings Inc.*	190	395,095
Domino’s Pizza, Inc.	575	223,520
		618,615
Household Durables — 1.5%
Toll Brothers, Inc.	6,781	324,878

Household Products — 2.3%
Colgate-Palmolive Co.	3,135	242,900
Reckitt Benckiser Group plc	18,241	266,683
		509,583
Industrial Conglomerates — 1.2%
Honeywell International Inc.	1,152	252,922

Insurance — 2.9%
AIA Group Ltd.	9,541	383,548
Progressive Corp. (The)	1,810	239,192
		622,740
IT Services — 4.2%
Capgemini SE	1,710	301,081
Fidelity National Information Services, Inc.	3,895	282,699
GoDaddy, Inc., Class A*	4,275	338,281
		922,061
Leisure Products — 1.4%
Polaris Inc.	2,744	312,981

Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc.*	950	217,141

Machinery — 2.4%
AGCO Corp.	2,091	277,518
Nordson Corp.	1,033	244,294
		521,812
Oil, Gas & Consumable Fuels — 1.2%
EOG Resources, Inc.	1,800	255,474

The accompanying notes are an integral part of these financial statements.
4

Schedule of Investments (Continued)	FIS Biblically Responsible Risk Managed ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
Pharmaceuticals — 2.8%
Pacira BioSciences, Inc.*	6,365	$307,111
Zoetis Inc.	2,009	309,667
		616,778
Professional Services — 4.7%
Experian plc	9,310	322,086
FTI Consulting, Inc.*	1,140	197,015
ManpowerGroup Inc.	3,325	291,004
RELX plc - SP-ADR	7,695	216,845
		1,026,950

Real Estate Investment Trust — 1.0%
Crown Castle, Inc.	1,510	213,559

Road & Rail — 2.4%
Canadian Pacific Railway Ltd.	3,325	272,351
Old Dominion Freight Line, Inc.	825	249,653
		522,004
Semiconductors & Semiconductor Equipment — 5.6%
NVIDIA Corp.	1,850	313,076
ON Semiconductor Corp.*	5,842	439,318
Skyworks Solutions, Inc.	3,114	297,761
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR	1,900	157,662
		1,207,817
Software — 6.0%
Check Point Software Technologies Ltd.*	2,566	340,841
Nice Ltd. - SP-ADR*	1,270	246,596
Palo Alto Networks, Inc.*	2,512	426,789
ServiceNow, Inc.*	673	280,170
		1,294,396
Specialty Retail — 4.2%
Lowe’s Companies, Inc.	2,195	466,547
TJX Companies Inc. (The)	5,510	441,076
		907,623
Technology Hardware, Storage & Peripherals — 2.3%
Logitech International SA	4,500	272,430
NetApp, Inc.	3,236	218,786
		491,216
Trading Companies & Distributors — 1.0%
Fastenal Co.	4,125	212,479

Wireless Telecommunication Services — 0.6%
Tele2 AB, Class B	15,675	136,438

TOTAL COMMON STOCKS
(Cost $20,816,751)		20,005,690

Investments	Number of Shares	Value
SHORT-TERM INVESTMENTS - 7.4%
Money Market Fund
First American Treasury Obligations Fund, Class X, 3.744% (a)	1,619,372	$1,619,372
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,619,372)		1,619,372

TOTAL INVESTMENTS — 99.6%
(Cost $22,436,123)		21,625,062
OTHER ASSETS LESS LIABILITIES — 0.4%		82,698
NET ASSETS — 100.0%		$21,707,760

*Non-income producing security.

(a)7-day net yield.

ADR - American Depositary Receipt

SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Schedule of Investments	FIS Knights of Columbus Global Belief ETF
November 30, 2022 (Unaudited)

The accompanying notes are an integral part of these financial statements.
5

Investments	Number of Shares	Value
COMMON STOCKS — 96.6%
Auto Components — 0.8%
Magna International, Inc.	2,444	$149,323

Automobiles — 2.0%
Mercedes-Benz Group AG	3,036	201,316
Tesla, Inc. *	853	166,079
		367,395
Banks — 8.1%
Bank of Montreal	2,314	224,248
CaixaBank SA	48,000	176,046
Citizens Financial Group, Inc.	4,984	211,222
DNB Bank ASA	8,811	168,335
KB Financial Group, Inc. *	4,272	168,360
Signature Bank	752	104,904
United Overseas Bank Ltd.	10,235	233,038
Wells Fargo & Co.	5,052	242,243
		1,528,396
Beverages — 2.3%
Constellation Brands, Inc.	890	229,042
Pernod Ricard SA	1,045	203,308
		432,350
Biotechnology — 1.2%
Horizon Therapeutics plc*	2,184	219,033

Capital Markets — 0.8%
Franklin Resources, Inc.	5,874	157,482

Chemicals — 1.4%
Chemours Co. (The)	3,295	102,310
Nutrien Ltd.	1,961	156,379
		258,689
Construction & Engineering — 1.9%
AECOM	2,201	187,085
Quanta Services, Inc.	1,201	180,006
		367,091
Consumer Finance — 1.1%
American Express Co.	1,355	213,534

Containers & Packaging — 0.9%
Sealed Air Corp.	3,256	173,317

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. Class B *	1,157	368,620

Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	6,100	166,992

Investments	Number of Shares	Value
Electric Utilities — 1.7%
Entergy Corp.	1,205	$140,105
Exelon Corp.	4,450	184,097
		324,202
Electrical Equipment — 0.9%
Fuji Electric Co. Ltd.	4,005	161,302

Entertainment — 1.2%
Nintendo Co. Ltd.	5,480	231,469

Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc. *	2,194	165,077

Food Products — 3.1%
Darling Ingredients, Inc. *	2,710	194,659
Nestle SA	3,313	390,640
		585,299
Health Care Equipment & Supplies — 2.5%
Hoya Corp.	1,604	161,619
ICU Medical, Inc. *	767	122,129
Sonova Holding AG	731	185,675
		469,423
Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.	1,246	183,150

Household Durables — 0.9%
Sony Group Corp.	2,136	172,285

Insurance — 2.0%
Legal & General Group plc	53,133	159,203
Prudential Financial, Inc.	1,958	211,523
		370,726
Interactive Media & Services — 4.1%
Alphabet, Inc. Class A*	5,611	566,655
Baidu, Inc.*	9,167	119,322
Meta Platforms, Inc., Class A*	804	94,952
		780,929
Internet & Direct Marketing Retail — 2.1%
MercadoLibre, Inc.*	202	188,059
Pinduoduo, Inc. *	2,500	205,100
		393,159
IT Services — 5.3%
Accenture plc	890	267,828
Fujitsu Ltd.	979	129,549
Infosys Ltd.	11,837	240,883
PayPal Holdings, Inc.*	979	76,763
Visa, Inc.	1,335	289,695
		1,004,718

The accompanying notes are an integral part of these financial statements.
6

Schedule of Investments (Continued)	FIS Knights of Columbus Global Belief ETF
November 30, 2022 (Unaudited)

Investments	Number of Shares	Value
Machinery — 1.3%
Caterpillar, Inc.	1,068	$252,486

Marine — 1.4%
A.P. Moller - Maersk A/S	70	148,746
COSCO SHIPPING Holdings Co., Ltd.	107,789	116,413
		265,159
Metals & Mining — 1.9%
BHP Group Ltd.	5,874	179,067
Boliden AB	4,895	178,058
		357,125
Multiline Retail — 0.9%
Target Corp.	1,019	170,244

Multi-Utilities — 0.9%
Veolia Environnement SA	7,064	178,782

Oil, Gas & Consumable Fuels — 6.4%
Canadian Natural Resources Ltd.	3,486	206,506
Cheniere Energy, Inc.	1,082	189,740
ConocoPhillips	1,933	238,745
Equinor ASA	5,418	205,991
Pioneer Natural Resources Co.	710	167,553
Woodside Energy Group Ltd.	7,671	191,568
		1,200,103
Paper & Forest Products — 0.9%
Suzano SA	17,500	177,975

Personal Products — 1.8%
Unilever plc	6,752	333,218

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	3,560	285,797
Catalent, Inc. *	1,780	89,231
Eli Lilly & Co.	979	363,287
Ipsen SA	1,780	196,475
Zoetis Inc.	1,152	177,569
		1,112,359
Professional Services — 1.1%
Stantec, Inc.	4,183	205,339

Real Estate Investment Trusts — 1.3%
American Tower Corp.	1,064	235,410

Real Estate Management & Development — 0.9%
CK Asset Holdings Ltd.	28,678	171,028

Investments	Number of Shares	Value
Road & Rail — 1.1%
CSX Corp.	6,201	$202,711

Semiconductors & Semiconductor Equipment — 5.6%
ASML Holding NV	470	271,537
Broadcom, Inc.	460	253,474
NVIDIA Corp.	688	116,430
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR	3,204	265,868
Tokyo Electron Ltd.	445	143,794
		1,051,103
Software — 5.1%
Microsoft Corp.	3,204	817,468
ServiceNow, Inc. *	356	148,203
		965,671
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	890	134,381
Tractor Supply Co.	940	212,732
		347,113
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	4,788	708,768
Lenovo Group Ltd.	168,121	141,725
		850,493
Textiles, Apparel & Luxury Goods — 2.7%
Deckers Outdoor Corp. *	566	225,766
LVMH Moet Hennessy Louis Vuitton SE	364	276,336
		502,102
Trading Companies & Distributors — 1.1%
ITOCHU Corp.	6,853	210,540

Wireless Telecommunication Services — 0.9%
MTN Group Ltd.	20,234	167,634

TOTAL COMMON STOCKS
(Cost $19,904,454)		18,200,556

SHORT-TERM INVESTMENTS - 3.1%
Money Market Fund
First American Treasury Obligations Fund, Class X, 3.744% (a)	582,142	582,142
TOTAL SHORT-TERM INVESTMENTS
(Cost $582,142)		582,142

Schedule of Investments (Continued)	FIS Knights of Columbus Global Belief ETF
November 30, 2022 (Unaudited)

The accompanying notes are an integral part of these financial statements.
7

Investments	Number of Shares	Value
TOTAL INVESTMENTS — 99.7%
(Cost $20,486,596)		$18,782,698
OTHER ASSETS LESS LIABILITIES — 0.3%		64,908
NET ASSETS — 100.0%		$18,847,606

*Non-income producing security.

(a)7-day net yield.

SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.
8

Statements of Assets and Liabilities	SHP ETF Trust
November 30, 2022 (Unaudited)

	FIS Biblically Responsible Risk Managed ETF	FIS Knights of Columbus Global Belief ETF
ASSETS:
Investments in securities, at value (identified cost $20,816,751 and $19,904,454, respectively) (See Note 2)	$20,005,690	$18,200,556
Investments in money market fund, at value (identified cost $1,619,372 and $582,142, respectively) (See Note 2)	1,619,372	582,142
Total securities, at value (identified cost $22,436,123 and $20,486,596) (See Note 2)	21,625,062	18,782,698
Cash	2,368	—
Foreign currency, at value (identified cost $51,334 and $-, respectively)	50,260	—
Receivables:
Dividends and interest	32,654	63,652
Foreign tax reclaims	8,844	12,191
Total Assets	21,719,188	18,858,541

LIABILITIES:
Payables:
Investment management fees	11,428	10,935
Total Liabilities	11,428	10,935
NET ASSETS	$21,707,760	$18,847,606

NET ASSETS CONSIST OF:
Paid-in capital	$23,571,595	$22,303,443
Distributable earnings (accumulated loss)	(1,863,835)	(3,455,837)
NET ASSETS	$21,707,760	$18,847,606

Shares issued and outstanding, $0 par value, unlimited shares authorized	950,000	890,000

Net Asset Value, Offering Price and Redemption Price Per Share	$22.85	$21.18

The accompanying notes are an integral part of these financial statements.
9

Statements of Operations	SHP ETF Trust
For the Six Months Ended November 30, 2022 (Unaudited)

	FIS Biblically Responsible Risk Managed ETF	FIS Knights of Columbus Global Belief ETF
INVESTMENT INCOME:
Dividends and interest	$174,970	$240,456
Foreign withholding tax on dividends	(4,315)	(14,624)
Total investment income	170,655	225,832

EXPENSES:
Investment management fees (See Note 3)	74,537	69,349
Total expenses	74,537	69,349
Net Investment Income	96,118	156,483

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(978,242)	(815,556)
Foreign currency transactions	(1,400)	1,145
Net realized gain (loss)	(979,642)	(814,411)
Change in net unrealized appreciation (depreciation) on:
Investments in securities	274,779	(232,033)
Translation of assets and liabilities denominated in foreign currencies	(1,200)	1,022
Change in net unrealized appreciation (depreciation)	273,579	(231,011)
Net realized and unrealized gain (loss)	(706,063)	(1,045,422)
Net increase (decrease) in net assets resulting from operations	$(609,945)	$(888,939)

The accompanying notes are an integral part of these financial statements.
10

Statement of Changes in Net Assets	FIS Biblically Responsible Risk Managed ETF

	For the Six Months Ended November 30, 2022 (Unaudited)	For the Period Ended May 31, 2022(a)
OPERATIONS:
Net investment income	$96,118	$132,788
Net realized gain (loss)	(979,642)	(300,647)
Net change in unrealized appreciation (depreciation)	273,579	(1,086,031)
Net decrease in net assets resulting from operations	(609,945)	(1,253,890)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	—
Total distributions	—	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,866,591	25,713,486 (b)
Cost of shares redeemed	(4,008,482)	—
Net increase (decrease) from capital transactions	(2,141,891)	25,713,486
Total increase (decrease) in net assets	(2,751,836)	24,459,596

NET ASSETS:
Beginning of period	24,459,596	—
End of period	$21,707,760	$24,459,596

SHARE TRANSACTIONS:
Beginning of period	1,050,000	—
Shares issued	90,000	1,050,000
Shares redeemed	(190,000)	—
Shares Outstanding, End of Period	950,000	1,050,000

(a)The Fund commenced investment operations on February 8, 2022.

(b)Includes $6,922 of variable ETF transaction fees.

The accompanying notes are an integral part of these financial statements.
11

Statement of Changes in Net Assets	FIS Knights of Columbus Global Belief ETF

	For the Six Months Ended November 30, 2022 (Unaudited)	For the Period Ended May 31, 2022(a)

OPERATIONS:
Net investment income	$ 156,483	$270,478
Net realized gain (loss)	(814,411)	(1,235,685)
Net change in unrealized appreciation (depreciation)	(231,011)	(1,472,986)
Net increase (decrease) in net assets resulting from operations	(888,939)	(2,438,193)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings (loss)	—	(70,042)
Total distributions	—	(70,042)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	189,931	24,972,250
Cost of shares redeemed	(1,272,618)	(1,744,783	)(b)
Net increase (decrease) from capital transactions	(1,082,687)	23,227,467
Total increase (decrease) in net assets	(1,971,626)	20,719,232

NET ASSETS:
Beginning of period	20,819,232	100,000	(b)
End of period	$18,847,606	$20,819,232

SHARE TRANSACTIONS:
Beginning of period	940,000	4,000	(b)
Shares issued	10,000	1,010,000
Shares redeemed	(60,000)	(74,000	)(b)
Shares Outstanding, End of Period	890,000	940,000

(a)The Fund commenced investment operations on July 14, 2021.

(b)Beginning capital of $100,000 was contributed by Faith Investor Services LLC, investment adviser to the Fund, in exchange for 4,000 shares of the Fund in connection with the seeding of the Trust. The shares redeemed by the adviser on the commencement of investment operations on July 14, 2021.

The accompanying notes are an integral part of these financial statements.
12

Financial Highlights	FIS Biblically Responsible Risk Managed ETF
For a share outstanding throughout the periods presented

	For the Six Months Ended November 30, 2022 (Unaudited)		For the Period Ended May 31, 2022(a)
Net asset value, beginning of period	$23.29		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.10		0.16
Net realized and unrealized gain (loss)	(0.54)		(1.88)
Total from investment operations	(0.44)		(1.72)

LESS DISTRIBUTIONS:
From net investment income	—		—
Total distributions	—		—

CAPITAL SHARE TRANSACTIONS:
Variable ETF transaction fees (See Note 7)(b)	—		0.01
Total capital share transactions	—		0.01

Net asset value, end of period	$22.85		$23.29

TOTAL RETURNS:
Net Asset Value(c)	-1.91	%*	-6.82	%*
Market Value(d)	-2.03	%*	-6.82	%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$21.7		$24.5
Ratio to average net assets of:
Expenses	0.68	%+	0.68	%+
Net investment income	0.88	%+	2.14	%+

Portfolio turnover rate(e)	16	%*	14	%*

(a)The Fund commenced investment operations on February 8, 2022.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions.

*Not Annualized.

+Annualized.

The accompanying notes are an integral part of these financial statements.
13

Financial Highlights	FIS Knights of Columbus Global Belief ETF
For a share outstanding throughout the periods presented

	For the Six Months Ended November 30, 2022 (Unaudited)		For the Period Ended May 31, 2022(a)

Net asset value, beginning of period	$22.15		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.17		0.31
Net realized and unrealized gain (loss)	(1.14)		(3.09)
Total from investment operations	(0.97)		(2.78)

LESS DISTRIBUTIONS:
From net investment income	—		(0.07)
Total distributions	—		(0.07)

Net asset value, end of period	$21.18		$22.15

TOTAL RETURNS:
Net Asset Value(c)	-4.38	%*	-11.16	%*
Market Value(d)	-3.57	%*	-11.49	%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$18.8		$20.8
Ratio to average net assets of:
Expenses	0.75	%+	0.75	%+
Net investment income	1.69	%+	1.44	%+

Portfolio turnover rate(e)	15	%*	35	%*

(a)The Fund commenced investment operations on July 14, 2021.

(b)Calculated using average shares outstanding, during the period.

(c)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(d)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(e)Portfolio turnover rate excludes in-kind transactions.

*Not Annualized.

+Annualized.

14

Notes to the Financial Statements	SHP ETF Trust
November 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The SHP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five operational exchange-traded funds (“ETFs”), two of which are presented herein, FIS Biblically Responsible Risk Managed ETF (the “Biblically Responsible ETF”) and FIS Knights of Columbus Global Belief ETF (the “Knights of Columbus ETF”) (collectively, the “Funds” or individually, a “Fund”). The Funds are each a diversified series of the Trust. The investment objective of the Knights of Columbus ETF is to seek income and long-term growth of capital; the investment objective of the Biblically Responsible ETF is to seek long-term growth of capital and income with downside protection.

Faith Investor Services, LLC (the “Adviser”) is the investment adviser to each Fund.

Capital Insight Partners, LLC acts as the sub-adviser to the Biblically Responsible ETF.

Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2022, there were no securities that were internally fair valued and/or valued using a Level 2 or Level 3 valuation.

15

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2022:

Biblically Responsible ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$20,005,690	$—	$—	$20,005,690
Money Market Fund	1,619,372	—	—	1,619,372
Total Investments	$21,625,062	$—	$—	$21,625,062

Knights of Columbus ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$18,200,556	$—	$—	$18,200,556
Money Market Fund	582,142	—	—	582,142
Total Investments	$18,782,698	$—	$—	$18,782,698

*See Schedules of Investments for segregation by industry type.

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

C. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal

16

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2022.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the period ended May 31, 2022, the Funds did not have any late year losses and post October losses.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2022, the following capital loss carry forwards were available:

	Indefinite Short-Term	Total
Biblically Responsible ETF	$ 297,122	$ 297,122
Knights of Columbus ETF	$1,283,706	$1,283,706

E. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F. Organizational and Offering Costs. The Adviser has agreed to bear all organizational and offering expenses for the Funds.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Capital Insight Partners, LLC acts as the sub-adviser to the Biblically Responsible ETF and Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF (the “Sub-Advisers”) pursuant to investment sub-advisory agreements with the Adviser (the “Sub-Advisory-Agreements”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into Sub-Advisory Agreements with each of the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of their specific Fund’s portfolios, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Advisers for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board supervises and oversees the Adviser and the Sub-Advisers, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Pursuant to the Investment Advisory Agreement, the Biblically Responsible ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.68% and the Knights of Columbus ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.75%, based on each Fund’s average daily net assets. For the six-month period ended November 30, 2022, Biblically Responsible ETF and Knights of Columbus ETF incurred $74,537 and $69,349, respectively, in management fees.

17

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

Pursuant to each Sub-Advisory Agreement, the Adviser compensates the Sub-Advisers out of the management fees it receives from the Funds.

Under the Investment Advisory Agreement, the Adviser pays all operating expenses of the Funds, except for certain expenses, including but not limited to, the fee paid to the Sub-Advisers, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and the management fee payable to the Adviser under the Investment Advisory Agreement.

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. As of November 30, 2022, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

Distribution and Fund Officers

Foreside Fund Services, LLC (d/b/a ACA Group) (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC (d/b/a ACA Group), an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

NOTE 4 – RELATED PARTIES

As of November 30, 2022, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the six-month period ended November 30, 2022, were as follows:

	Purchases	Sales
Biblically Responsible ETF	$3,579,212	$3,071,923
Knights of Columbus ETF	2,797,562	2,667,429

The costs of purchases and sales of in-kind transactions, during the six-month period ended November 30, 2022, were as follows:

	Purchases In-Kind	Sales In-Kind
Biblically Responsible ETF	$1,642,345	$3,488,205
Knights of Columbus ETF	176,180	1,190,218

18

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of the distributions paid during the periods ended November 30, 2022 and May 31, 2022 are as follows:

	Period ended November 30, 2022 Ordinary Income	Period ended May 31, 2022 Ordinary Income
Biblically Responsible ETF	$—	$—
Knights of Columbus ETF	—	70,042

As of May 31, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Biblically Responsible ETF	Knights of Columbus ETF
Federal income tax cost of investments	$25,467,566	$22,211,087
Aggregate gross unrealized appreciation	475,885	1,169,442
Aggregate gross unrealized (depreciation)	(1,565,035)	(2,642,540)
Net unrealized appreciation (depreciation)	(1,089,150)	(1,473,098)
Undistributed Ordinary Income	132,382	189,906
Undistributed Long Term Capital Gains	—	—
Accumulated capital and other gain/(loss)	(297,122)	(1,283,706)
Total distributable earnings (accumulated loss)	(1,253,890)	(2,566,898)

NOTE 7 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Biblically Responsible ETF are $500 and for the Knights of Columbus ETF are $1,000, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

19

Notes to the Financial Statements (Continued)	SHP ETF Trust
November 30, 2022 (Unaudited)

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Capital Insight Partners, LLC the sub-adviser to the Biblically Responsible ETF, has voting power of 909,018 shares of the Biblically Responsible ETF, representing 95.7% of the shares outstanding. Knights of Columbus Asset Advisors LLC the sub-adviser to the Knights of Columbus ETF, owned 800,000 shares of the Knights of Columbus ETF, representing 89.9% of the shares outstanding.

NOTE 9 – PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Funds’ NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks’’.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 11 – COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance.

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

20

Shareholder Expense Examples	SHP ETF Trust
For the Period Ended November 30, 2022 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)(excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period through November 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

FIS Biblically Responsible Risk Managed ETF
	Beginning Account Value (6/1/2022)	Ending Account Value (11/30/2022)	Expenses Paid During Period (6/1/2022 to 11/30/2022)
Actual[1]	$1,000.00	$980.90	$3.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.66	$3.45

FIS Knights of Columbus Global Belief ETF

	Beginning Account Value (6/1/2022)	Ending Account Value (11/30/2022)	Expenses Paid During Period (6/1/2022 to 11/30/2022)
Actual[2]	$1,000.00	$956.20	$3.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.31	$3.80

1Actual expenses are equal to the fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by 183/365.

2Actual expenses are equal to the fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365.

21

Additional Information (Unaudited)	SHP ETF Trust

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.faithinvestorservices.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.faithinvestorservices.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.faithinvestorservices.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

TRUSTEES AND OFFICERS

Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.faithinvestorservices.com.

Fund	Symbol	CUSIP
FIS Biblically Responsible Risk Managed ETF	PRAY	78433H204
FIS Knights of Columbus Global Belief ETF	KOCG	78433H105

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Faith Investor Services LLC 14785 Preston Road, Suite 1000 Dallas, TX 75254	Distributor Foreside Fund Services, LLC (d/b/a ACA Group) Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

SHPFISSAR112022

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)  Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHP ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date	January 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date	January 30, 2023

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date	January 30, 2023